CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 395,370	$ 611,690
Short-term investments	3,704,131	6,157,263
Marketable securities	285,700	454,500
Other assets	173,857	137,754
CURRENT ASSETS	4,559,058	7,361,207
Exploration and evaluation assets	40,650,547	38,722,318
ASSETS	45,209,605	46,083,525
LIABILITIES
Accounts payable and accrued liabilities	672,532	706,293
CURRENT LIABILITIES	672,532	706,293
SHAREHOLDERS EQUITY
Share capital	108,021,796	105,963,093
Contributed surplus	32,747,685	32,984,958
Deficit	(96,232,408)	(93,570,819)
SHAREHOLDERS EQUITY	44,537,073	45,377,232
LIABILITIES AND SHAREHOLDERS EQUITY	$ 45,209,605	$ 46,083,525